Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Net income
Net income	$ 3,214	$ 3,545	$ 10,758	$ 10,517
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses (Note 6)	351	(37)	450	(101)
Depreciation	285	295	851	1,064
Amortization of other intangibles	145	174	452	527
Net securities loss/(gain) (Note 5)	(42)	(30)	(52)	(3)
Deferred taxes	(410)	(207)	33	159
Changes in operating assets and liabilities
Interest receivable and payable (Notes 10, 12)	(136)	(114)	(262)	(258)
Securities sold under repurchase agreements	(5,807)	7,537	(17,151)	(33,013)
Securities purchased under reverse repurchase agreements	10,463	(6,779)	6,009	7,008
Securities sold short	(1,582)	(2,712)	7,684	1,369
Trading loans and securities	(3,743)	(5,499)	(543)	1,329
Loans net of securitization and sales	(26,182)	(9,436)	(68,672)	(346)
Deposits	17,049	(4,041)	72,324	(6,384)
Derivatives	7,996	(3,425)	(5,618)	2,012
Non-trading financial assets at fair value through profit or loss	126	(37)	(2,036)	(704)
Financial assets and liabilities designated at fair value through profit or loss	10,712	26,302	25,626	32,797
Securitization liabilities	63	(63)	(868)	(581)
Current taxes	865	116	(2,979)	921
Brokers, dealers and clients amounts receivable and payable	(644)	1,589	6,634	(624)
Other, including unrealized foreign currency translation (gains)/loss	6,454	(3,966)	4,419	20,876
Net cash from (used in) operating activities	18,909	3,042	36,358	36,004
Cash flows from (used in) financing activities
Redemption or repurchase of subordinated notes and debentures	20	(6)	48	4
Common shares issued, net	7	49	87	128
Repurchase of common shares (Note 13)			(2,195)
Preferred shares and other equity instruments issued, net (Note 13)	798	1,745	1,645	1,745
Redemption of preferred shares and other equity instruments			(1,000)	(700)
Sale of treasury shares and other equity instruments	2,306	2,528	8,331	8,347
Purchase of treasury shares and other equity instruments (Note 13)	(2,159)	(2,593)	(8,273)	(8,505)
Dividends paid on shares and distributions paid on other equity instruments	(1,562)		(4,509)	(4,168)
Repayment of lease liabilities	(165)	(160)	(478)	(441)
Net cash from (used in) financing activities	(755)	1,563	(6,344)	(3,590)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(3,736)	21,881	30,987	(7,696)
Activities in financial assets at fair value through other comprehensive income
Purchases	(8,624)	(3,922)	(24,056)	(15,530)
Proceeds from maturities	4,916	8,661	25,156	26,910
Proceeds from sales	1,576	1,616	5,183	2,769
Activities in debt securities at amortized cost
Purchases	(27,624)	(48,761)	(118,712)	(117,536)
Proceeds from maturities	12,086	18,121	48,469	79,243
Proceeds from sales	3,554	11	3,560	1,713
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(254)	(286)	(993)	(771)
Net cash acquired from (paid for) divestitures and acquisitions		(1,882)		(1,858)
Net cash from (used in) investing activities	(18,106)	(4,561)	(30,406)	(32,756)
Effect of exchange rate changes on cash and due from banks	(7)	55	135	(286)
Net increase (decrease) in cash and due from banks	41	99	(257)	(628)
Cash and due from banks at beginning of period	5,633	5,718	5,931	6,445
Cash and due from banks at end of period	5,674	5,817	5,674	5,817
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	326	886	4,103	2,481
Amount of interest paid during the period	3,297	1,457	6,095	4,742
Amount of interest received during the period	9,757	6,985	24,234	21,153
Amount of dividends received during the period	527	454	1,511	1,401
Schwab [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab (Note 7)	$ (268)	$ (170)	$ (701)	$ (561)